UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Cyrus Capital Partners, L.P. (f/k/a OZF Management, L.P.)

Address: 390 Park Avenue, 21st Floor
         New York, New York 10022

13F File Number: 28-10102

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stephen C. Freidheim
Title:   Managing Member of Cyrus Capital Partners GP, L.L.C.,
         the general partner of Cyrus Capital Partners, L.P.
Phone:   (212) 380-5880

Signature, Place and Date of Signing:

/s/ Stephen C. Freidheim                 New York, NY          August 16, 2005
---------------------------          --------------------    ------------------
    [Signature]                        [City, State]               [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:      27

Form 13F Information Table Value Total:  $223,400
                                       (thousands)

List of Other Included Managers:  None

No. Form 13F File Number   Name
--- --------------------   ----

1.  28- 11464              Cyrus Opportunities Master Fund, Ltd.
                           (f/k/a OZF Credit Opportunities Master Fund II, Ltd.)

                                                     FORM 13F INFORMATION TABLE
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          COLUMN 1             COL 2            COLUMN 3    COLUMN 4          COLUMN 5         COL 6    COL 7         COLUMN 8
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                               TITLE                                                                              VOTING AUTHORITY
                               OF                            VALUE       SHRS OR   SH/ PUT/   INVSTMT   OTHER  ---------------------
       NAME OF ISSUER          CLASS            CUSIP       (X$1000)     PRN AMT   PRN CALL   DSCRTN    MNGRS  SOLE      SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
AMR CORP                       COM              001765106      637,349      52,630 SH                   1         52,630
AQUILA INC                     COM              03840P102   22,643,768   6,272,499 SH                   1      6,272,499
AQUILA INC                     PIES 6.75%       03840P409    8,303,625   2,300,173 SH                   1      2,300,173
BECTON DICKINSON & CO          COM              075887109      199,912       3,807 SH                   1          3,807
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    1,655,080      51,400 SH                   1         51,400
CHENIERE ENERGY INC            COM              16411R208   44,004,000   1,414,916 SH                   1      1,414,916
COMCAST CORP NEW               CL A             20030N101    7,454,800     246,915 SH                   1        246,915
CONTINENTAL AIRLS INC.         CL B             210795308      517,920      39,000 SH                   1         39,000
DANIELSON HLDG CORP            COM              236274106    1,774,313     145,794 SH                   1        145,794
DPL INC                        COM              233293109   29,293,000   1,067,129 SH                   1      1,067,129
DADE BEHRING HLDGS INC         COM              23342J206   12,201,000     187,677 SH                   1        187,677
DELTA AIR LINES INC DEL        COM              247361108      355,440      94,500 SH                   1         94,500
DEX MEDIA INC                  COM              25212E100    3,149,000     129,000 SH                   1        129,000
HUNTSMAN CORP                  COM              447011107    4,965,000     244,900 SH                   1        244,900
HUNTSMAN CORP                  PFD MND CV 5%    447011206      115,000       2,500 PRN                  1          2,500
INSIGHT COMMUNICATIONS INC     CL A             45768V108      265,000      23,976 SH                   1         23,976
INTEROIL CORP                  COM              460951106    1,277,000      47,000 SH                   1         47,000
NEIMAN MARCUS GROUP INC        CL B             640204301       29,000         300 SH                   1            300
NEXTEL COMMUNICATIONS INC      CL A             65332V103    1,894,000      58,613 SH                   1         58,613
R.H. DONNELLEY CORP            COM NEW          74955W307    6,818,000     110,000 SH                   1        110,000
SPDR TR                        UNIT SER 1       78462F103      157,000       1,314 SH                   1          1,314
SEARS HLDGS CORP               COM              812350106    1,393,000       9,296 SH                   1          9,296
SOUTHERN UN CO NEW             COM              844030106   18,752,453     763,798 SH                   1        763,798
SPRINT CORP                    COM FON          852061100   12,068,000     481,000 SH                   1        481,000
SUNCOM WIRELESS HLDGS INC      CL A             86722Q108    1,182,560     547,500 SH                   1        547,500
WILLIAMS COS INC DEL           COM              969457100   21,594,000   1,136,521 SH                   1      1,136,521
XM SATELLITE RADIO HLDGS INC   CL A             983759101   20,701,000     615,000 SH                   1        615,000

23184.0001 #594672